CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues (Note 18):
Software	$ 21,598	$ 25,351	$ 23,254
Maintenance and technical support	22,908	22,780	22,685
Consulting services	131,524	116,173	99,019
Total revenues	176,030	164,304	144,958
Cost of revenues:
Software	7,836	7,646	6,648
Maintenance and technical support	2,466	2,921	2,949
Consulting services	102,919	89,160	76,296
Total cost of revenues	113,221	99,727	85,893
Gross profit	62,809	64,577	59,065
Operating costs and expenses:
Research and development, net (Note 15a)	4,888	4,750	3,706
Selling and marketing	23,062	24,580	23,066
General and administrative	13,425	14,521	13,166
Total operating costs and expenses	41,375	43,851	39,938
Operating income	21,434	20,726	19,127
Financial expense, net (Note 15b)	(685)	(1,786)	(684)
Other income (expense), net	8	(67)	(12)
Income before taxes on income	20,757	18,873	18,431
Taxes on income (Note 12)	3,681	2,307	1,575
Net income	17,076	16,566	16,856
Net income attributable to redeemable non-controlling interests	639	425	546
Net income attributable to non-controlling interests	239	621	430
Net income attributable to Magic Software Enterprises Shareholders	$ 16,198	$ 15,520	$ 15,880
Net earnings per share attributable to Magic Software Enterprises' shareholders (Note 17):
Basic earnings per share	$ 0.37	$ 0.36	$ 0.43
Diluted earnings per share	$ 0.36	$ 0.36	$ 0.43